Consolidated statement of cash flows - GBP (£)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Cash generated from operations		£ 117,461,000	£ 128,857,000	£ 121,704,000
Interest paid		(37,225,000)	(31,952,000)	(20,642,000)
Interest received		1,686,000	496,000	145,000
Tax refunded/ (paid)		3,749,000	(1,632,000)	(4,836,000)
Net cash inflow from operating activities		85,671,000	95,769,000	96,371,000
Cash flows from investing activities
Payments for property, plant and equipment		(17,511,000)	(15,611,000)	(8,323,000)
Payments for intangible assets	[1]	(190,721,000)	(156,165,000)	(115,415,000)
Proceeds from sale of intangible assets	[1]	37,028,000	31,616,000	30,307,000
Net cash outflow from investing activities		(171,204,000)	(140,160,000)	(93,431,000)
Cash flows from financing activities
Proceeds from borrowings		160,000,000	100,000,000	40,000,000
Repayment of borrowings		(230,000,000)	(100,000,000)
Proceeds from issue of shares		158,542,000
Principal elements of lease payments		(976,000)	(1,952,000)	(1,407,000)
Debt issue costs paid		(1,335,000)
Dividends paid				(33,553,000)
Net cash inflow/(outflow) from financing activities		86,231,000	(1,952,000)	5,040,000
Effect of exchange rate changes on cash and cash equivalents		(3,168,000)	1,139,000	2,585,000
Net (decrease)/increase in cash and cash equivalents		(2,470,000)	(45,204,000)	10,565,000
Cash and cash equivalents at beginning of year		76,019,000	121,223,000	110,658,000
Cash and cash equivalents at end of year		£ 73,549,000	£ 76,019,000	£ 121,223,000

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year. Details of registrations additions and disposals are provided in Note 16. Trade payables in relation to the acquisition of registrations at the reporting date are provided in Note 24. Trade receivables in relation to the disposal of registrations at the reporting date are provided in Note 19.